Retained Earnings, Legal Reserve and Dividends (Narrative) (Detail) - JPY (¥)	Mar. 31, 2022	Mar. 31, 2021	Oct. 01, 2005	Apr. 02, 2001
Retained Earnings Appropriated and Transferred [Line Items]
Legal capital surplus	¥ 5,327,772,000,000	¥ 5,533,761,000,000
Common stock and preferred stock issued, Value	2,090,270,000,000	¥ 2,090,270,000,000
Code and Japanese GAAP
Retained Earnings Appropriated and Transferred [Line Items]
Common stock issued, Value				¥ 924,400,000,000
Preferred stock issued, Value				222,100,000,000
Legal capital surplus			¥ 3,577,570,000,000	2,838,693,000,000
Common stock and preferred stock issued, Value			1,383,052,000,000
Retained earnings			¥ 757,458,000,000	¥ 0
Japanese GAAP
Retained Earnings Appropriated and Transferred [Line Items]
MUFG's amount available for dividends	¥ 4,440,891,000,000
Minimum | Banking Law
Retained Earnings Appropriated and Transferred [Line Items]
Percentage of aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash set aside as legal reserve	20.00%
Minimum | Companies Act
Retained Earnings Appropriated and Transferred [Line Items]
Percentage of aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash set aside as legal reserve	10.00%
Maximum | Banking Law
Retained Earnings Appropriated and Transferred [Line Items]
Percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus over stated capital	100.00%
Percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus available for dividends over stated capital	100.00%
Maximum | Companies Act
Retained Earnings Appropriated and Transferred [Line Items]
Percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus over stated capital	25.00%
Percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus available for dividends over stated capital	25.00%